Schedule of Investments
March 31, 2025
(Unaudited)

Shares		Value
Money Market Funds–3.80%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(a)(b)	689,922	$689,922
Invesco Treasury Portfolio, Institutional Class, 4.25%(a)(b)	1,281,085	1,281,085
Total Money Market Funds (Cost $1,971,007)		1,971,007
Shares	Value

Options Purchased–99.73%
(Cost $53,200,960)(c)	$51,641,763
TOTAL INVESTMENTS IN SECURITIES–103.53% (Cost $55,171,967)	53,612,770
OTHER ASSETS LESS LIABILITIES—(3.53)%	(1,829,318)
NET ASSETS–100.00%	$51,783,452
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$993,772	$5,973,455	$(6,277,305)	$-	$-	$689,922	$9,376
Invesco Treasury Portfolio, Institutional Class	1,845,270	11,093,560	(11,657,745)	-	-	1,281,085	17,271
Total	$2,839,042	$17,067,015	$(17,935,050)	$-	$-	$1,971,007	$26,647

(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	12/31/2025	892	USD	17.64	USD	1,573,488	$48,143,684
Equity Risk
S&P 500® Mini Index	Put	12/31/2025	892	USD	588.16	USD	52,463,872	3,498,079
Total Open Index Options Purchased								$51,641,763

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	12/31/2025	892	USD	664.15	USD	59,242,180	$ (231,541)
Equity Risk
S&P 500® Mini Index	Put	12/31/2025	892	USD	529.34	USD	47,217,128	(1,746,935)
Total Open Index Options Written								$(1,978,476)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco® V.I. S&P 500 Buffer Fund - December

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$1,971,007	$—	$—	$1,971,007
Options Purchased	—	51,641,763	—	51,641,763
Total Investments in Securities	1,971,007	51,641,763	—	53,612,770
Other Investments - Liabilities*
Options Written	—	(1,978,476)	—	(1,978,476)
Total Investments	$1,971,007	$49,663,287	$—	$51,634,294

*	Options written are shown at value.
Invesco® V.I. S&P 500 Buffer Fund - December